SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2014
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SIGNIFICANT ACCOUNTING POLICIES

NOTE 2    -  SIGNIFICANT ACCOUNTING POLICIES

A.      Principles of Consolidation and Basis of Presentation:

The Company's consolidated financial statements include the financial statements of the Company and its wholly owned subsidiaries (“the Group”), after elimination of material intercompany transactions and balances.

The Company's consolidated financial statements have been prepared in accordance with generally accepted accounting principles (“GAAP”) in the United States of America.

The following is a summary of the significant accounting policies, which were applied in the preparation of these financial statements, on a consistent basis:

B.      Cash and Cash Equivalents:

Cash and cash equivalents are comprised of cash and demand deposits in banks and other short-term, highly liquid investments (primarily interest-bearing deposits) with maturity dates not exceeding three months from the date of deposit.

C.      Allowance for Doubtful Accounts:

The allowance for doubtful accounts is computed on the specific identification basis.

D.      Short-Term Investments:

Held to Maturity Investments

Securities held to maturity include investments in debt securities that the Company has positive intent and ability to hold to maturity. Securities held to maturity are measured at amortized cost.

Short-term held to maturity investments include investments in debt securities with maturities of more than three months but less than one year.

Available for Sales Securities

Available-for-sale financial assets are non-derivative financial assets that are designated as available-for-sale and that are not classified in any of the other categories of financial assets. Subsequent to initial recognition, they are measured at fair value and changes therein, other than impairment losses and foreign currency differences on available for sale-debt instruments are recognized in other comprehensive income and presented in the fair value reserve in equity. When an investment is derecognized, the gain or loss accumulated in equity is reclassified to the Statement of income.

Held for Trading Securities
A financial asset is classified at fair value through profit or loss if it is classified as held for trading or is designated as such upon initial recognition. Attributable transaction costs are recognized in profit or loss as incurred. Financial assets at fair value through profit or loss are measured at fair value, and changes therein are recognized in profit or loss.

E.      Inventories:

Inventories are presented at the lower of cost or market. Cost is determined as follows:

Raw materials-on the average cost basis.

Finished goods and work in process - on actual production cost basis (materials, labor and indirect manufacturing costs).

The Company writes down product inventory, based on assumptions about future demand and market conditions.

F.      Fixed Assets:

Fixed assets are presented at cost, net of accumulated depreciation. Annual depreciation is calculated based on the straight-line method over the shorter of the estimated useful lives of the related assets. Estimated useful life, in years, is as follows:

Years

Electronic equipment	3-7
Office furniture and equipment	7-15

Leasehold improvements are amortized using the straight-line method, over the expected useful lives of the improvements.

G.      Accrued Warranty Costs:

Accrued warranty costs are calculated in respect of the warranty period on the Company's products (generally one year) and are based on the Company's prior experience and in accordance with management's estimate. See Note 5B for disclosure with regard to accrued warranty costs.

H.      Revenue Recognition:

Revenues from the sale of products are recognized when all the following criteria have been met: a persuasive evidence of an arrangement exists, delivery has occurred, the price is fixed or determinable, collection of resulting receivables is probable and there are no remaining significant obligations.

Allocation of arrangement consideration among the separate units of accounting is based on their relative selling prices. The selling price for each unit of accounting is determined based on a selling price hierarchy using either vendor specific objective evidence (“VSOE”) of selling price, third party evidence of selling price (“TPE”) or the vendor's best estimate of estimated selling price (“ESP”) for that deliverable. Use of the residual method is prohibited. The objective of ESP is to determine the price at which the Company would transact a sale if the product or service were sold on a stand-alone basis.

The adoption of this standard did not have a material impact on the Company's Consolidated Statements of Operations.

Revenues from Service contracts generally specify fixed payment amounts for periods longer than one month, and are recognized on a straight line basis over the term of the contract.

I.       Research and Development:

Research and development costs are charged to operations as incurred. Amounts received or receivable from the Government of Israel through the Office of the Chief Scientist (“OCS”) as participation in certain research and development programs are offset against research and development costs. The accrual for grants receivable is determined based on the terms of the programs, provided that the criteria for entitlement are expected to be met. Royalty expenses are determined based on actual revenues and presented in Cost of Goods Sold.

J.       Income Taxes:

The Company accounts for income taxes utilizing the asset and liability method in accordance with ASC 740, “Income Taxes”. Current tax liabilities are recognized for the estimated taxes payable on tax returns for the current year. Deferred tax liabilities or assets are recognized for the estimated future tax effects attributable to temporary differences between the income tax bases of assets and liabilities and their reported amounts in the financial statements, and for tax loss carryforwards. Measurement of current and deferred tax liabilities and assets is based on provisions of enacted tax laws, and deferred tax assets are reduced, if necessary, by the amount of tax benefits, the realization of which is not considered more likely than not based on available evidence.

ASC 740-10 requires a two-step approach to recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained on audit, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount which is more than 50% likely of being realized upon ultimate settlement.

K.      Share-Based Compensation:

The Company accounts for equity based compensation using ASC 718-10 “Share-Based Payment,” which requires companies to recognize the cost of employee services received in exchange for awards of equity instruments based upon the grant-date fair value of those awards.

Stock Options

Under ASC 718, the fair market value of each option grant is estimated on the date of grant using the “Black-Scholes option pricing” method with the following weighted-average assumptions:

	2 0 1 4	2 0 1 3	2 0 1 2
Risk-free interest rate	1.61%	1.35%	0.66%
Expected life of options	4.75 years	4.75 years	4.75 years
Expected volatility	45.29%	68.13%	87.86%
Expected dividend yield	0%	0%	0%

L.      Earnings per Share:

Earnings per share are presented in accordance with ASC 260-10, “Earnings per Share.” Pursuant to which, basic earnings per share excludes the dilutive effects of convertible securities and is computed by dividing income (loss) available to common shareholders by the weighted-average number of ordinary shares outstanding for the period, net of treasury shares. Diluted earnings per share reflect the potential dilutive effect of all convertible securities. The number of potentially dilutive securities excluded from diluted earnings per share due to the anti-dilutive effect amounted to 526,381 in 2014, 939,366 in 2013 and 824,664 in 2012.

M.      Fair Value Measurements:

The fair values of the Company cash and cash equivalents, accounts receivable, and accounts payable approximate their carrying amounts due to their short-term nature. The estimated fair values of our derivative instruments are calculated based on market rates to settle the instruments. These values represent the estimated amounts the Company would receive upon sale or pay upon transfer, taking into consideration current market rates. The Company calculate derivative asset and liability amounts using a variety of valuation techniques, depending on the specific characteristics of the hedging instrument, taking into account credit risk. The fair value of the Company derivative contracts (including forwards and options) is determined using standard valuation models. The significant inputs used in these models are readily available in public markets or can be derived from observable market transactions and, therefore, the Company derivative contracts have been classified as Level 2. Inputs used in these standard valuation models include the applicable spot, forward, and discount rates. The standard valuation model for the Company option contracts also includes implied volatility, which is specific to individual options and is based on rates quoted from a widely used third-party resource.

N.      Derivative Financial Instruments:

ASC 815 requires the presentation of all derivatives as either assets or liabilities on the balance sheet and the measurement of those instruments at fair value.

For derivative instruments that are designated and qualify as a cash flow hedge (i.e., hedging the exposure to variability in expected future cash flows that is attributable to a particular risk), the effective portion of the gain or loss on the derivative instrument is reported as a component of other comprehensive income and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. The remaining gain or loss on the derivative instrument in excess of the cumulative change in the present value of future cash flows of the hedged item, if any, is recognized in current earnings during the period of change. See Note 12 for disclosure of the derivative financial instruments in accordance with such pronouncements.

O.      Impairment of Long-Lived Assets:

Long-lived assets, held and used by the Company are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets (or asset group) may not be recoverable. In the event that the sum of the expected future cash flows (undiscounted and without interest charges) of the long-lived assets (or asset group) is less than the carrying amount of such assets, an impairment charge would be recognized, and the assets (or asset group) would be written down to their estimated fair values.

P.      New Accounting Pronouncements

In May 2014, the Financial Accounting Standards Board issued a new standard to achieve a consistent application of revenue recognition within the U.S., resulting in a single revenue model to be applied by reporting companies under U.S. generally accepted accounting principles. Under the new model, recognition of revenue occurs when a customer obtains control of promised goods or services in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. In addition, the new standard requires that reporting companies disclose the nature, amount, timing, and uncertainty of revenue and cash flows arising from contracts with customers. The new standard is effective beginning in the first quarter of 2017; early adoption is prohibited. The new standard is required to be applied retrospectively to each prior reporting period presented or retrospectively with the cumulative effect of initially applying it recognized at the date of initial application. The Company has not yet selected a transition method nor determined the impact of the new standard on its consolidated financial statements.

On June 19, 2014, the FASB issued ASU 2014-12 in response to the EITF consensus on Issue 13-D. The ASU clarifies that entities should treat performance targets that can be met after the requisite service period of a share-based payment award as performance conditions that affect vesting. Therefore, an entity would not record compensation expense (measured as of the grant date without taking into account the effect of the performance target) related to an award for which transfer to the employee is contingent on the entity's satisfaction of a performance target until it becomes probable that the performance target will be met. The ASU does not contain any new disclosure requirements. The ASU 2014-12 is effective for annual periods and interim periods within those annual periods, beginning after December 15, 2015. An entity may apply the standards (1) prospectively to all share-based payment awards that are granted or modified on or after the effective date, or (2) retrospectively to all awards with performance targets that are outstanding as of the beginning of the earliest annual period presented in the financial statements and to all new or modified awards thereafter. Earlier application is permitted. The Company has not yet selected a transition method nor determined the impact of the new standard on its consolidated financial statements.

In November 2014, the FASB issued ASU 2014-16, the ASU states that a for hybrid financial instruments issued in the form of a share, an entity (an issuer or an investor) should determine the nature of the host contract by considering all stated and implied substantive terms and features of the hybrid financial instrument, weighing each term and feature on the basis of relevant facts and circumstances. That is, an entity should determine the nature of the host contract by considering the economic characteristics and risks of the entire hybrid financial instrument, including the embedded derivative feature that is being evaluated for separate accounting from the host contract. The ASU 2014-16 is effective for public business entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2015. For all other entities, the amendments in this Update are effective for fiscal years beginning after December 15, 2015, and interim periods beginning after December 15, 2016. Early adoption, including adoption in an interim period, is permitted. If an entity early adopts the amendments in an interim period, any adjustments shall be reflected as of the beginning of the fiscal year that includes that interim period. The Company has not yet selected a transition method nor determined the impact of the new standard on its consolidated financial statements.